UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2013

Date of reporting period:	2/28/2013

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 90.3%
Capital Markets — 11.2%
389,161	EFG International AG (Switzerland)	$ 4,940,804
214,931	Julius Baer Group Ltd. (Switzerland)	8,145,044
315,100	Matsui Securities Co. Ltd. (Japan)	2,964,367
207,700	SEI Investments Co.	5,871,679
618,125	UBS AG (Switzerland)	9,780,000

		31,701,894

Commercial Banks — 36.0%
228,272	Alior Bank SA (Poland)*	5,079,577
2,272,295	Banco Espirito Santo SA (Portugal)*	2,732,236
1,193,100	Banco Santander Brasil SA (Brazil), ADR	8,721,561
210,600	BancorpSouth, Inc.	3,222,180
13,065	Banque Cantonale Vaudoise (Switzerland)	7,443,412
75,200	BOK Financial Corp.	4,469,136
132,400	Canadian Imperial Bank of Commerce (Canada)	10,674,168
37,068	Citizens & Northern Corp.	722,826
86,520	Citizens Republic Bancorp, Inc.*	1,782,312
7,300	ConnectOne Bancorp, Inc.*	212,941
292,410	DGB Financial Group, Inc. (South Korea)	4,388,209
705,770	DNB ASA (Norway)	10,511,494
16,651	Gronlandsbanken (Denmark)	1,950,315
119,500	National Bank of Canada (Canada)	9,103,438
464,100	Regions Financial Corp.	3,550,365
454,979	Spar Nord Bank A/S (Denmark)*	2,365,845
532,188	Standard Chartered PLC (United Kingdom)	14,500,199
4,612,778	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	5,949,159
128,200	Wells Fargo & Co.	4,497,256

		101,876,629

Diversified Financial Services — 11.2%
316,700	Citigroup, Inc.	13,291,899
79,600	IBJ Leasing Co. Ltd. (Japan)	2,098,850
57,000	IntercontinentalExchange, Inc.*(a)	8,824,740
148,360	JPMorgan Chase & Co.	7,257,771

		31,473,260

Insurance — 23.8%
90,642	Ageas (Belgium)	3,086,841
334,558	AXA SA (France)	5,811,392
99,900	Berkshire Hathaway, Inc. (Class B Stock)*	10,205,784
251,648	Delta Lloyd NV (Netherlands)	4,454,994
921,947	Discovery Ltd. (South Africa)	7,680,846

124,300	Hanover Insurance Group, Inc. (The)	5,305,124
415,700	Hartford Financial Services Group, Inc. (The)(a)	9,814,677
11,600	Markel Corp.*	5,608,020
972,839	Storebrand ASA (Norway)*	4,377,242
130,100	Unum Group	3,183,547
269,900	XL Group PLC (Ireland)	7,729,936

		67,258,403

IT Services — 4.1%
504,900	Higher One Holdings, Inc.*(a)	4,513,806
377,130	VeriFone Systems, Inc.*	7,154,156

		11,667,962

Thrifts & Mortgage Finance — 4.0%
124,400	Federal Agricultural Mortgage Corp. (Class C Stock)	4,198,500
126,600	Home Capital Group, Inc. (Canada)	7,039,267

		11,237,767

	TOTAL COMMON STOCKS (cost $206,440,226)	255,215,915

PREFERRED STOCKS
Commercial Banks — 4.7%
338,900	Itau Unibanco Holding SA (Brazil), ADR	5,984,974
974,500	Banco ABC Brasil SA (Brazil)	7,138,653
17,736	Banco ABC Brasil SA (Receipt) (Brazil)	129,924

	TOTAL PREFERRED STOCKS (cost $12,253,053)	13,253,551

	TOTAL LONG-TERM INVESTMENTS (cost $218,693,279)	268,469,466

SHORT-TERM INVESTMENT — 12.4%
Affiliated Money Market Mutual Fund
35,200,804	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $35,200,804; includes $19,523,251 of cash collateral received for securities on loan)(b)(c)	35,200,804

	TOTAL INVESTMENTS — 107.4% (cost $253,894,083)(d)	303,670,270
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4%)	(21,003,988)

	NET ASSETS — 100.0%	$282,666,282

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $18,779,601; cash collateral of $19,523,251 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$254,783,015	$53,227,773	$(4,340,518)	$48,887,255

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Belgium	$3,086,841	$—	$—
Brazil	8,721,561	—	—
Canada	26,816,873	—	—
Denmark	4,316,160	—	—
France	5,811,392	—	—
Ireland	7,729,936	—	—
Japan	5,063,217	—	—
Netherlands	4,454,994	—	—
Norway	14,888,736	—	—
Poland	5,079,577	—	—
Portugal	2,732,236	—	—
South Africa	7,680,846	—	—
South Korea	4,388,209	—	—
Switzerland	30,309,260	—	—
Turkey	5,949,159	—	—
United Kingdom	14,500,199	—	—
United States	103,686,719	—	—
Preferred Stocks
Brazil	13,123,627	129,924	—
Affiliated Money Market Mutual Fund	35,200,804	—	—

Total	$303,540,346	$129,924	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

United States (including 6.9% of collateral received for securities on loan)	49.1%
Switzerland	10.7
Canada	9.5
Brazil	7.8
Norway	5.3
United Kingdom	5.1
South Africa	2.7
Ireland	2.7
Turkey	2.1
France	2.1
Poland	1.8
Japan	1.8
Netherlands	1.6
Denmark	1.5
South Korea	1.5
Belgium	1.1
Portugal	1.0

107.4
Liabilities in excess of other assets	(7.4)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 93.6%
Biotechnology — 44.0%
925,226	Achillion Pharmaceuticals, Inc.*(a)	$ 7,494,331
838,968	Alexion Pharmaceuticals, Inc.*	72,772,084
654,613	Alnylam Pharmaceuticals, Inc.*(a)	15,507,782
3,308,929	Amarin Corp. PLC (Ireland), ADR*(a)	26,769,236
1,728,858	Ariad Pharmaceuticals, Inc.*(a)	36,357,884
242,461	Biogen Idec, Inc.*	40,330,963
1,752,708	BioMarin Pharmaceutical, Inc.*(a)	101,604,483
3,252,974	Celldex Therapeutics, Inc.*	30,968,313
1,075,925	ChemoCentryx, Inc.*(a)	14,514,228
308,909	Cytori Therapeutics, Inc.*(a)	787,718
1,147,778	Dynavax Technologies Corp.*(a)	2,341,467
1,370,052	Gilead Sciences, Inc.*(a)	58,514,921
277,000	Hyperion Therapeutics, Inc.*	5,052,480
655,352	Idenix Pharmaceuticals, Inc.*(a)	2,759,032
115,443	Infinity Pharmaceuticals, Inc.*(a)	4,766,641
1,187,293	Isis Pharmaceuticals, Inc.*(a)	17,453,207
84,443	KYTHERA Biopharmaceuticals, Inc.*(a)	2,200,585
2,017,568	Merrimack Pharmaceuticals, Inc.*(a)	12,912,435
1,183,047	Neurocrine Biosciences, Inc.*	12,516,637
505,885	Onyx Pharmaceuticals, Inc.*(a)	38,098,199
744,110	Orexigen Therapeutics, Inc.*(a)	4,434,896
121,498	Pharmacyclics, Inc.*(a)	10,665,094
41,430	Prothena Corp. PLC (Ireland)*	255,623
676,003	Puma Biotechnology, Inc.*	17,380,037
465,742	QLT, Inc.*(a)	3,702,649
840,974	Sunesis Pharmaceuticals, Inc.*(a)	4,389,884
1,523,421	Synta Pharmaceuticals Corp.*(a)	13,086,186
597,605	Targacept, Inc.*	2,587,630
219,505	TESARO, Inc.*	4,359,369
237,800	Verastem, Inc.*(a)	2,240,076
1,350,600	Vertex Pharmaceuticals, Inc.*	63,235,092

		630,059,162

Healthcare Equipment & Supplies — 3.5%
910,180	Derma Sciences, Inc.*(a)	11,222,519
917,586	GenMark Diagnostics, Inc.*(a)	9,570,422
772,137	Hologic, Inc.*	16,855,751
891,020	Novadaq Technologies, Inc.*(a)	8,830,008
202,999	Tornier NV*	3,528,123

		50,006,823

Healthcare Providers & Services — 15.5%
531,869	Acadia Healthcare Co., Inc.*	14,477,474
188,057	Aetna, Inc.	8,874,410
841,025	Centene Corp.*	37,862,945
242,979	CIGNA Corp.	14,204,552
469,613	Express Scripts Holding Co.*	26,725,676
1,141,487	HCA Holdings, Inc.	42,337,753
42,700	Sinopharm Group Co., Ltd. (China) (Class H Stock), 144A	134,890
1,008,350	UnitedHealth Group, Inc.	53,896,308
414,845	Universal Health Services, Inc. (Class B Stock)	24,015,377

		222,529,385

Healthcare Technology — 0.9%
470,977	Vocera Communications, Inc.*(a)	12,419,663

Insurance — 0.2%
257,868	Health Insurance Innovations, Inc. (Class A Stock)*(a)	3,220,771

Life Sciences Tools & Services — 5.0%
308,597	Agilent Technologies, Inc.	12,800,604
506,914	Bruker Corp.*	8,891,272
669,117	Fluidigm Corp.*	11,548,959
489,495	Illumina, Inc.*(a)	24,538,384
71,757	Waters Corp.*	6,653,309
471,748	WuXi PharmaTech Cayman, Inc. (China), ADR*	7,708,362

		72,140,890

Pharmaceuticals — 24.5%
359,772	Allergan, Inc.	39,006,480
1,559,811	Bristol-Myers Squibb Co.	57,666,213
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A*(b)	18,979,047
23,886,208	CFR Pharmaceuticals SA (Chile)(b)	6,236,674
1,814,010	Corcept Therapeutics, Inc.*(a)	2,956,836
1,159,966	Hikma Pharmaceuticals PLC (United Kingdom)	15,239,325
872,963	Impax Laboratories, Inc.*	17,310,856
679,397	Medicines Co. (The)*	21,611,619
287,919	Merck & Co., Inc.	12,302,779
896,387	Mylan, Inc.*	26,542,019
95,707	Novo Nordisk A/S (Denmark), ADR	16,748,725
573,344	Pacira Pharmaceuticals, Inc.*(a)	12,533,300
1,993,001	Pfizer, Inc.	54,548,437
886,942	Repros Therapeutics, Inc.*(a)	10,421,568
217,120	Sagent Pharmaceuticals, Inc.*	3,560,768
273,596	Shire PLC (Ireland), ADR	25,625,001
12,460,098	Sino Biopharmaceutical (Hong Kong)	7,165,408
433,254	XenoPort, Inc.*	3,310,061

		351,765,116
	TOTAL COMMON STOCKS (cost $959,618,260)	1,342,141,810

PREFERRED STOCKS — 1.0%
Biotechnology — 0.3%
1,336,029	Ultragenyx Pharmaceutical, Inc., Private Placement, Series B (original cost $3,699,999; purchased 12/19/12)*(b)(c)	4,113,441

Healthcare Equipment & Supplies — 0.2%
4,084,064	IntelliRad Control, Private Placement, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c)	2,741,007

Pharmaceuticals — 0.5%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	4,799,181
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11 - 07/27/11)*(b)(c)	2,617,736

		7,416,917

	TOTAL PREFERRED STOCKS (cost $12,287,999)	14,271,365

Units
WARRANTS — 0.1%(d)
Biotechnology
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)*(b)(c)	—
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	4,405

		4,405

Healthcare Equipment & Supplies — 0.1%
342,500	Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	1,020,787
787,690	SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	7,404

		1,028,191

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)*(b)(c)	—
58,584	Eagle Pharmaceuticals, Inc., expiring 08/01/19, Private Placement (original cost $0; purchased 09/06/12 - 02/04/13)*(b)(c)	—

		—

	TOTAL WARRANTS (cost $92,650)	1,032,596

Principal Amount (000)
CONVERTIBLE BOND — 0.1%
Pharmaceuticals
$1,000	Eagle Pharmaceuticals, Inc., Private Placement 5.330%, 08/02/13 (original cost $888,543; purchased 08/02/12)*(b)(c)	986,941

	TOTAL LONG-TERM INVESTMENTS (cost $972,887,452)	1,358,432,712

Shares
SHORT-TERM INVESTMENT — 18.1%
Affiliated Money Market Mutual Fund
260,022,516	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $260,022,516 includes $175,768,761 of cash collateral received for securities on loan)(e)(f)	260,022,516

	TOTAL INVESTMENTS — 112.9% (cost $1,232,909,968)(g)	1,618,455,228
	LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9%)	(185,551,009)

	NET ASSETS — 100.0%	$1,432,904,219

The following abbreviations are used the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,563,569; cash collateral of $175,768,761 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $13,269,192. The aggregate value of $16,290,902 is approximately 1.1% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2013.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,245,775,058	$390,368,488	$(17,688,318)	$372,680,170

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,342,141,810	$—	$—
Preferred Stocks	—	—	14,271,365
Warrants	—	—	1,032,596
Convertible Bond	—	—	986,941
Affiliated Money Market Mutual Fund	260,022,516	—	—

Total	$1,602,164,326	$—	$16,290,902

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks	Warrants	Convertible Bond
Balance as of 11/30/12	$9,618,626	$687,052	$944,493
Realized gain (loss)	—	(170,103)	—
Change in unrealized appreciation (depreciation)*	952,740	515,647	42,448
Purchases	3,699,999	—	—
Sales	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 02/28/13	$14,271,365	$1,032,596	$986,941

*	Of which, $1,340,732 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Included in the table above, under Level 3 securities, are preferred stocks and one convertible bond, that were fair valued using the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. These securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, they are fair valued using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Prudential Jennison Utility Fund

Schedule of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Diversified Telecommunication Services — 1.5%
9,322,624	Frontier Communications Corp.(a)	$ 38,595,663
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*	4,299,120

		42,894,783

Electric Utilities — 30.1%
1,160,013	American Electric Power Co., Inc.	54,277,008
769,913	Duke Energy Corp.	53,316,475
1,125,278	Edison International	54,047,102
9,313,419	EDP - Energias de Portugal SA (Portugal)	27,941,716
2,696,895	Great Plains Energy, Inc.	58,873,218
875,861	ITC Holdings Corp.	74,027,772
1,942,082	Korea Electric Power Corp., ADR(a)	29,053,547
977,730	NextEra Energy, Inc.(a)	70,269,455
1,377,622	Northeast Utilities	57,185,089
2,207,709	NV Energy, Inc.	43,624,330
1,248,898	OGE Energy Corp.(a)	72,323,683
524,469	Pinnacle West Capital Corp.	29,338,796
2,043,158	PPL Corp.(a)	62,970,130
656,564	SSE PLC (United Kingdom)	14,402,833
734,470	UIL Holdings Corp.	28,761,845
966,580	UNS Energy Corp.(a)	45,448,592
1,906,706	Westar Energy, Inc.(a)	59,146,020
998,787	Xcel Energy, Inc.	28,665,187

		863,672,798

Gas Utilities — 4.7%
1,414,192	Gas Natural SDG SA (Spain)	28,054,529
1,582,897	ONEOK, Inc.	71,214,536
1,468,254	Questar Corp.	34,518,652

		133,787,717

Independent Power Producers & Energy Traders — 8.7%
3,036,091	AES Corp. (The)	35,279,378
4,683,235	Calpine Corp.*	86,171,524
6,303,216	China Hydroelectric Corp. (China), ADR*(a)	11,913,078
4,728,684	MPX Energia SA (Brazil), 144A*(b)	25,107,845
3,743,001	NRG Energy, Inc.	89,832,024

		248,303,849

Internet Software & Services — 1.1%
595,101	Rackspace Hosting, Inc.*(a)	33,242,342

Media — 6.8%
569,178	Charter Communications, Inc. (Class A Stock)*(a)	49,171,287
2,036,320	Comcast Corp. (Class A Stock)(a)	81,025,173
375,286	Liberty Global, Inc. (Series C Stock)*	23,965,764
480,524	Time Warner Cable, Inc.	41,512,468

		195,674,692

Multi-Utilities — 15.5%
904,059	Alliant Energy Corp.	43,114,574
2,820,291	CenterPoint Energy, Inc.	60,438,836
2,414,893	CMS Energy Corp.	64,260,303
1,116,403	Dominion Resources, Inc.	62,518,568
1,031,889	National Grid PLC (United Kingdom), ADR(a)	56,857,084
2,399,590	NiSource, Inc.	66,468,643
406,837	PG&E Corp.	17,347,530
962,273	Sempra Energy	74,826,348

		445,831,886

Oil, Gas & Consumable Fuels — 19.9%
4,629,032	Cheniere Energy, Inc.*(a)	98,598,382
1,085,549	Enbridge, Inc. (Canada)	48,401,011
1,136,727	Energy Transfer Equity LP	60,462,509
1,720,970	Kinder Morgan, Inc.	63,796,358
562,535	MarkWest Energy Partners LP(a)	32,160,126
1,727,403	Targa Resources Corp.	105,371,583
746,280	TransCanada Corp. (Canada)	34,764,888
880,784	Western Gas Equity Partners LP	29,920,233
2,765,585	Williams Cos., Inc. (The)	95,993,455

		569,468,545

Real Estate Investment Trusts — 1.2%
437,291	American Tower Corp.	33,933,782

Road & Rail — 1.5%
307,980	Union Pacific Corp.	42,227,138

Transportation Infrastructure — 1.4%
3,888,243	CCR SA (Brazil), 144A	38,992,434

Water Utilities — 1.4%
1,016,302	American Water Works Co., Inc.	40,093,114

Wireless Telecommunication Services — 4.5%
652,827	Crown Castle International Corp.*	45,567,324
712,752	NII Holdings, Inc.*	3,435,465
930,966	SBA Communications Corp. (Class A Stock)*(a)	66,210,302
6,482,594	PT Tower Bersama Infrastructure Tbk (Indonesia)*	3,756,664
15,923,240	PT Tower Bersama Infrastructure Tbk (Indonesia), 144A*(b)	9,227,521

		128,197,276

	TOTAL LONG-TERM INVESTMENTS (cost $2,102,139,434)	2,816,320,356

SHORT-TERM INVESTMENT — 8.9%
Affiliated Money Market Mutual Fund
254,557,551	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $254,557,551; includes $225,121,512 of cash collateral received for securities on loan (c)(d)	254,557,551

	TOTAL INVESTMENTS — 107.2% (cost $2,356,696,985)(e)	3,070,877,907
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2%)	(205,255,860)

	NET ASSETS — 100.0%	$2,865,622,047

The following abbreviation are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,579,562; cash collateral of $225,121,512 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,336,003,569	$862,357,074	$(127,482,736)	$734,874,338

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,816,320,356	$—	$—
Affiliated Money Market Mutual Fund	254,557,551	—	—

Total	$3,070,877,907	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 22, 2013

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 22, 2013

*	Print the name and title of each signing officer under his or her signature.